Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Basic and Diluted Net (Loss) Income Per Share	The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net (loss) income per share for each class of common stock:
	For the Year Ended December 31,
	2024		2023
	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per share of common stock:
Numerator:
Allocation of net (loss) income	$(1,868,532)	$—	$3,586,446	$857,188
Denominator:
Weighted-average shares outstanding	14,970,335	—	25,873,722	6,184,019
Basic and diluted net (loss) income per share of common stock	$(0.12)	$—	$0.14	$0.14